Reserves	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Reserves
21.
Reserves

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Statutory reserve
Statutory general reserve (i)
At January 1	356,018	418,243	60,415
Transfer from retained earnings	62,225	98,742	14,263
Dilution of interest in subsidiary	—	(366)	(52)
Conversion of a subsidiary to a joint stock limited company	—	(112,089)	(16,191)
At December 31	418,243	404,530	58,435
General surplus reserve (ii)
At January 1 and December 31	25,706	25,706	3,713
Total	443,949	430,236	62,148

Capital reserves (iii)
At January 1	(18,236)	(18,236)	(2,634)
Conversion of a subsidiary to a joint stock limited company	—	431,476	62,326
Acquisition of non-controlling interest without change in control	—	(44)	(6)
At December 31	(18,236)	413,196	59,686

Note:

(i)
In accordance with the relevant regulations in the PRC, a 10% appropriation to the statutory general reserve based on the net income reported in the PRC financial statements is required until the balance reaches 50% of the authorized share capital of Yuchai and its subsidiaries. Statutory general reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the authorized share capital.
(ii)
General surplus reserve is appropriated in accordance with Yuchai’s Articles and resolution of the board of directors. General surplus reserve may be used to offset accumulated losses or increase the registered capital.
(iii)
Capital reserves consist of reserve resulted from (i) a capital transaction in 2015, (ii) the put option granted to the non-controlling interests of Yuchai’s subsidiary in 2022 and 2023 (further details are given in Note 29) and (iii) conversion of a subsidiary into a joint stock limited company represents the excess of net assets over the registered capital of the joint stock limited company as at date of conversion. Upon conversion, equity components under the previous limited liability company were converted into registered capital and capital reserve of the new joint stock limited company.
21.
Reserves (cont’d)

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Other components of equity
Foreign currency translation reserve (i)	(15,056)	(19,801)	(2,860)
Performance shares reserve (ii)	25,461	49,071	7,088
Premium paid for acquisition of non-controlling interests	(26,466)	(24,786)	(3,580)
Fair value reserve of financial assets at FVOCI (iii)	(20,342)	(16,203)	(2,341)
Total	(36,403)	(11,719)	(1,693)

Note:

(i)
Foreign currency translation reserve represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.
(ii)
Performance shares reserve comprises the cumulative value of employee services received in return for share-based compensation. The amount in the reserve is retained when the option is expired.
(iii)
Fair value reserve of financial assets at FVOCI relates to the subsequent measurement of the Group’s bills receivable at fair value through OCI.